UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
India — 94.8%
Auto Components — 2.8%
Exide Industries, Ltd.	3,632,712	$10,566,928

		$10,566,928

Automobiles — 10.1%
Bajaj Auto, Ltd.	310,953	$10,756,174
Mahindra & Mahindra, Ltd.	550,045	8,986,370
Maruti Suzuki India, Ltd.	381,020	9,739,079
Tata Motors, Ltd.	805,400	4,095,392
Tata Motors, Ltd., Class A	1,486,520	4,519,955

		$38,096,970

Chemicals — 2.3%
Chambal Fertilisers & Chemicals, Ltd.	2,669,365	$3,728,888
Tata Chemicals, Ltd.	820,898	4,973,165

		$8,702,053

Commercial Banks — 20.0%
Allahabad Bank, Ltd.	1,883,684	$5,236,928
Bank of Baroda	280,171	4,220,837
HDFC Bank, Ltd.	1,466,565	17,432,872
ICICI Bank, Ltd.	941,694	18,929,717
State Bank of India	337,578	14,334,250
Union Bank of India, Ltd.	1,682,930	6,633,059
Yes Bank, Ltd.	1,174,740	8,523,084

		$75,310,747

Construction & Engineering — 6.1%
IRB Infrastructure Developers, Ltd.	2,240,543	$6,442,212
Larsen & Toubro, Ltd.	547,702	16,522,041

		$22,964,253

Consumer Finance — 0.8%
Shriram Transport Finance Co., Ltd.	254,353	$2,982,707

		$2,982,707

Diversified Financial Services — 4.7%
IDFC, Ltd.	2,701,369	$7,870,987
Multi Commodity Exchange of India, Ltd.	184,700	4,487,034
Rural Electrification Corp., Ltd.	1,329,264	5,481,545

		$17,839,566

Electric Utilities — 2.0%
Power Grid Corporation of India, Ltd.	3,301,239	$7,515,559

		$7,515,559

Electrical Equipment — 2.1%
Bharat Heavy Electricals, Ltd.	807,890	$3,768,661
Crompton Greaves, Ltd.	1,655,430	3,959,618

		$7,728,279

Hotels, Restaurants & Leisure — 0.2%
Mahindra Holidays & Resorts India, Ltd.	167,182	$918,998

		$918,998

Security	Shares	Value
Household Products — 1.5%
Hindustan Unilever, Ltd.	552,500	$5,708,155

		$5,708,155

IT Services — 11.1%
HCL Technologies, Ltd.	849,024	$9,246,408
Infosys, Ltd.	269,913	13,019,795
Tata Consultancy Services, Ltd.	505,434	12,380,245
Wipro, Ltd.	959,760	6,933,210

		$41,579,658

Metals & Mining — 1.7%
Tata Steel, Ltd.	845,130	$6,398,606

		$6,398,606

Oil, Gas & Consumable Fuels — 6.9%
Bharat Petroleum Corp., Ltd.	472,610	$3,144,502
Coal India, Ltd.	1,274,660	8,663,953
Mangalore Refinery & Petrochemicals, Ltd.	251,917	289,762
Petronet LNG, Ltd.	551,031	1,640,057
Reliance Industries, Ltd.	783,187	12,373,410

		$26,111,684

Pharmaceuticals — 8.4%
Cadila Healthcare, Ltd.	233,740	$3,856,506
Cipla, Ltd.	656,768	4,713,413
Dr. Reddy’s Laboratories, Ltd.	379,379	11,802,662
Glenmark Pharmaceuticals, Ltd.	718,873	5,743,285
Lupin, Ltd.	465,264	5,274,983

		$31,390,849

Real Estate Management & Development — 2.3%
DLF, Ltd.	1,923,970	$8,476,674

		$8,476,674

Thrifts & Mortgage Finance — 6.6%
Housing Development Finance Corp., Ltd.	1,262,600	$18,409,807
LIC Housing Finance, Ltd.	1,169,820	6,265,431

		$24,675,238

Tobacco — 5.2%
ITC, Ltd.	3,790,509	$19,442,881

		$19,442,881

Total India (identified cost $295,440,390)		$356,409,805

Sri Lanka — 2.3%
Commercial Banks — 1.0%
Commercial Bank of Ceylon PLC	4,223,642	$3,771,086

		$3,771,086

Industrial Conglomerates — 1.3%
John Keells Holdings PLC	2,813,368	$4,990,054

		$4,990,054

Total Sri Lanka (identified cost $6,957,664)		$8,761,140

		Value

Total Common Stocks (identified cost $302,398,054)		$365,170,945

Short-Term Investments — 0.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	$1,126	$1,126,206

Total Short-Term Investments (identified cost $1,126,206)		$1,126,206

Total Investments — 97.4% (identified cost $303,524,260)		$366,297,151

Other Assets, Less Liabilities — 2.6%		$9,828,036

Net Assets — 100.0%		$376,125,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$312,226,752

Gross unrealized appreciation	$69,857,309
Gross unrealized depreciation	(15,786,910)

Net unrealized appreciation	$54,070,399

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$365,170,945	*(1)	$—	$365,170,945
Short-Term Investments	—	1,126,206		—	1,126,206
Total Investments	$—	$366,297,151		$—	$366,297,151

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012